United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  3/31/09

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          May 6, 2009

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      20
Form 13F Information Table Value Total:      $201,636
                                            (thousands)
List of Other Included Managers:  NONE
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

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
CH ROBINSON WORLDWIDE    COM       12541W209    6,907,000    151,442.00 X                                18,125   68,550   64,767
CME GROUP INC.           COM       12572Q105    5,971,000     24,233.00 X                                 2,885   10,781   10,567
EBAY                     COM       278642103    6,485,000    516,340.00 X                                58,700  229,309  228,331
EXPRESS SCRIPTS          COM       302182100   22,166,000    480,085.00 X                                57,090  211,066  211,929
GEN PROBE INC.           COM       36866T103   26,596,000    583,505.00 X                                69,075  257,151  257,279
GLOBAL PAYMENTS          COM       37940X102    8,688,000    260,049.00 X                                32,850  119,772  107,427
GOOGLE INC.              COM       38259P508    5,646,000     16,222.00 X                                 1,994    7,423    6,805
IDEXX LABS               COM       45168D104   10,600,000    306,540.00 X                                36,900  134,440  135,200
INTERCONTINENTAL EXCHANG COM       45865V100   14,894,000    200,000.00 X                                25,198   90,864   83,938
LABORATORY CORP          COM       50540R409   19,389,000    331,497.00 X                                41,125  149,199  141,173
MONSANTO CO.             COM       61166W101   22,673,000    272,843.00 X                                32,300  122,308  118,235
NEW ORIENTAL EDUCATION   COM       647581107   15,941,000    317,230.00 X                                39,390  138,220  139,620
PRAXAIR INC.             COM       74005P104   11,648,000    173,099.00 X                                20,925   77,359   74,815
QUALCOM INC.             COM       747525103   12,138,000    311,952.00 X                                37,850  137,612  136,490
STRAYER EDUCATION        COM       863236105   11,432,000     63,556.00 X                                 7,806   27,916   27,834

LARGE CAP VALUE INDEX    MF        464287408       52,000      1,400.00 X                                          1,400        0
MSCI EAFI INDEX          MF        464287465       99,000      2,650.00 X                                          2,650        0
S&P 500 INDEX            MF        464287200      113,000      1,420.00 X                                          1,420        0
S&P MIDCAP 400 INDEX     MF        464287507       21,000        450.00 X                                            450        0
S&P 100 INDEX FUND       MF        464287101      177,000      4,700.00 X                                          4,700        0

TOTAL COMMON STOCK                            201,174,000

TOTAL MUTUAL FUNDS                                462,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              201,636,000

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